Intangible Content Assets (Details Narrative) - Film and Content Rights - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets pledged against secured borrowings	$ 310,996	$ 321,474
De-recognition of financial assets		$ 14,795
Reclassification from other intangibles	1,090
Reclassification to loans and advances	$ 1,155